Income Taxes - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 10,816	₨ 10,676
Tax loss carry-forwards	44,274	43,785
Tax loss carry-forwards not currently subject to expiration dates	40,292	40,409
Tax loss carry-forwards expires in various years	₨ 3,982	3,376
Tax loss carry-forwards expiration period	2042
Cumulative earnings of subsidiaries on which deferred taxes has not been created	₨ 86,937	88,742
Decrease of current tax expense due to tax holidays	₨ 11,798	₨ 14,308	₨ 16,718
Tax incentives per share	₨ 1.13	₨ 1.35	₨ 1.53
Branch profit tax percentage	15.00%
Expiry of tax holiday period	2034-35
Effective minimum alternative tax rate percentage	17.47%
Term over which minimum alternative tax is eligible to be carried forward	15 years
Unused tax losses [member]
Disclosure of income tax expense [line items]
Recognized deferred tax assets of loss carry forward	₨ 898	₨ 1,254